N-6	Jun. 15, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	Pruco Life of New Jersey Variable Appreciable Account
Entity Central Index Key	0000741313
Entity Investment Company Type	N-6
Document Period End Date	Jun. 15, 2026
Amendment Flag	false
C000010870 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT U.S. Research Fund (Class IB)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	17.88%
Average Annual Total Returns, 5 Years [Percent]	14.52%
Average Annual Total Returns, 10 Years [Percent]	15.07%